Segment Information - Schedule of Allocation of Goodwill Based on Geography (Detail) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Goodwill	$ 36,207	$ 38,733	$ 38,894
USA [member]
Segment Reporting Information [Line Items]
Goodwill	$ 36,207	$ 38,733